Stock Option Plans	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plans
Stock Option Plans

In 2005, the board of directors adopted and the Company's stockholders approved the adoption of the 2006 Employee Stock Option Plan (the Plan) for the officers and employees of the Company. The Plan commenced January 1, 2006 and replaced the 1996 Employee Stock Option Plan (the 1996 Plan), which expired December 31, 2005. Options previously granted under the 1996 Plan expire ten years after the date of grant. The Plan covers 1,000,000 authorized shares of common stock reserved for issuance upon the exercise of options granted or available for grant to employees and will expire on December 31, 2015. The Plan provides that the option price of qualified incentive stock options and nonqualified stock options will be fixed by the board of directors, but will not be less than 100% of the fair market value of the stock at the date of grant. Options granted are exercisable one year after the grant date, will vest over a four-year period and expire ten years after the grant date.

In 2000, the board of directors adopted and the Company's stockholders approved the adoption of the 2001 Directors Stock Option Plan. The 2001 Directors Stock Option Plan commenced January 1, 2001 and replaced the 1990 Directors Stock Option Plan, which expired December 31, 2000. The 2001 Directors Stock Option Plan covered 343,100 authorized shares of common stock reserved for issuance upon exercise of options granted or available for grant to nonemployee directors and expired on December 31, 2010. In 2010, the Company's stockholders approved the adoption of the 2011 Directors Stock Option Plan (the Directors Plan). The Directors Plan commenced January 1, 2011 and replaced the 2001 Directors Stock Option Plan. The Directors Plan covers 200,000 authorized shares of common stock reserved for issuance upon exercise of options granted or available for grant to directors, directors emeritus, advisory directors, consultants and others with outstanding abilities to help the Company and will expire on December 31, 2020. Under the Company's Directors Plan, nonemployee directors of the Company, consultants and others who are not regularly employed on a salaried basis by the Company may be entitled to an option to acquire shares, as determined by the board of directors, of the Company's common stock during each year in which the director serves on the board. The Directors Plan provides that the option price will be fixed by the board of directors, but will not be less than 100% of the fair market value of the stock on the date of the grant.

The fair value of each option grant was established at the date of grant using the Black-Scholes option pricing model. The Company used the following assumptions:

	Years Ended December 31,
	2014	2013	2012
Weighted-average risk-free interest rates	2.0%	1.4%	1.7%
Expected dividend yields	—%	—%	—%
Volatility factors of expected market price of Company's common stock	34%	41%	48%
Assumed forfeiture rates	10.3%	11.2%	9.0%
Weighted-average expected terms of options, in years	7.2	7.5	7.5
Options vesting annually	25.0%	25.0%	25.0%

The following table details the Company's stock-based compensation expense and related tax benefit associated with this expense:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Stock-based compensation expense	$811	$948	$1,082
Tax benefit associated with compensation expense	173	169	171

As of December 31, 2014, there was $1.3 million of total unrecognized compensation cost related to nonvested stock option awards. The expense will be recognized through 2018, with a weighted-average period of 2.3 years.

Combined stock option transactions under both Plans were as follows:

	Years Ended December 31,
	2014		2013		2012
	Options	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price
Outstanding at beginning of year	1,266,338	$19.17	1,273,731	$19.21	1,076,067	$20.86
Granted	116,990	19.57	126,571	16.55	241,575	11.50
Exercised	(76,321)	13.50	(25,105)	13.17	—	—
Forfeited/expired	(126,253)	23.18	(108,859)	18.05	(43,911)	17.25
Outstanding at end of year	1,180,754	$19.14	1,266,338	$19.17	1,273,731	$19.21
Exercisable at December 31	844,950	$20.64	843,011	$22.18	789,129	$23.58
Options available for grant at December 31	147,275		226,899		327,184
Weighted-average fair value of options granted during the year		$7.72		$7.55		$5.99

Cash received from the exercise of options for 2014 and 2013 was $932,000 and $304,000, respectively, and was $0 for 2012.

Options exercisable and outstanding at December 31, 2014 had an intrinsic value of $5.9 million. The intrinsic value of options exercised was $716,000 and $183,000 in 2014 and 2013, respectively. There were no options exercised in 2012.

The Company allows for option exercises to be paid for in cash or in whole or in part with Metro stock owned by the optionee. The value of the stock used to exercise the options is the fair market value on the date of exercise. Stock option exercises paid for with the Company's stock included 6,185 shares for the year ended December 31, 2014.

Exercise prices for options outstanding as of December 31, 2014 are presented in the following table:

	Options Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Options Exercisable	Weighted Avg. Exercise Price
Options with exercise prices ranging from $8.46 to $13.20	476,477	$11.88	6.4 years	328,116	$11.97
Options with exercise prices ranging from $13.21 to $25.21	323,822	17.48	7.2 years	136,379	16.42
Options with exercise prices ranging from $25.22 to $33.50	380,455	29.63	1.8 years	380,455	29.63
Total options outstanding with exercise prices ranging from $8.46 to $33.50	1,180,754	$19.14	5.1 years	844,950	$20.64

The remaining weighted-average contractual life for options exercisable at December 31, 2014 is 4.0 years.

The following table represents nonvested options:

		Number of Shares	Weighted Avg. Grant Date Fair Value
Nonvested options,	December 31, 2013	423,327	$6.59
Granted		116,990	7.72
Vested		(178,135)	6.60
Forfeited		(26,378)	6.56
Nonvested options,	December 31, 2014	335,804	$6.98